Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Text Block]
Note 14 – Accrued Liabilities

	December 31,
	2019	2018
	(Millions)
Interest on debt	$288	$282
Employee costs	226	205
Estimated rate refund liabilities (Note 19)	189	—
Contract liabilities (Note 2)	158	244
Asset retirement obligation (Note 12)	48	64
Operating lease liabilities (Note 11)	21	—
Other, including other loss contingencies	346	307
	$1,276	$1,102